REVENUE (Tables)	3 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues
The following table presents the Company's disaggregated revenue by similar types of products and services for the three months ended March 31, 2025 and March 31, 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(U.S. Dollars in thousands)
Diversified produce	$1,227,956	$1,316,819
Tropical fruit	779,569	714,965
Health foods and consumer goods	35,347	33,737
Commercial cargo	47,559	45,303
Other	8,973	10,550
Total revenue, net	$2,099,404	$2,121,374
The following table presents the Company's disaggregated revenue by channel for the three months ended March 31, 2025 and March 31, 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,175,265	$1,228,848
Wholesale	737,931	698,872
Food service	103,106	111,730
Commercial cargo	47,559	45,303
Other	3,100	5,410
Revenue from sales to unconsolidated affiliates	32,443	31,211
Total revenue, net	$2,099,404	$2,121,374